As filed with the Securities and Exchange Commission on April 13, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21345

NorCap Funds, Inc.
(Exact name of registrant as specified in charter)

8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Daniel T. Murphy
President
NorCap Funds, Inc.
8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Name and address of agent for service)

(608) 831-8018
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

As part of the Plan of Liquidation and Dissolution of NorCap Funds, Inc. (the “Registrant”),the Registrant’s Board of Directors determined to close its only series, the NorCap Growth Fund, as of March 1, 2006 and to liquidate the Fund as of March 31, 2006. Upon liquidation of the Fund, the Board resolved to dissolve the registrant as soon as practicable. As of the date of this report, the Registrant had no assets and therefore there is nothing to report in Item 1 of this Form N-Q.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NorCap Funds, Inc.

By (Signature and Title)    /s/ Daniel T. Murphy
                                                    Daniel T. Murphy, President

Date  04/11/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel T. Murphy
                                                    Daniel T. Murphy, President

Date  04/11/06

By (Signature and Title)   /s/ Sarah M. Lucas
                                                   Sarah M. Lucas, Treasurer

Date     04/11/06